Investment Securities - Additional Information on Securities in a Continuous Loss Position (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Security	Dec. 31, 2017 USD ($) Security
Schedule of Available-for-sale Securities
Number of debt securities with unrealized losses | Security	488	544
Debt securities with unrealized losses (percentage of amortized cost)	2.38%	1.52%
Number of securities | Security	441	210
Amortized cost basis	$ 2,985,374	$ 1,363,559
Unrealized loss	$ 75,925	$ 36,744
Mortgage-backed securities: Residential agency
Schedule of Available-for-sale Securities
Number of securities | Security	302	153
Amortized cost basis	$ 2,268,608	$ 1,110,834
Unrealized loss	$ 57,268	$ 29,977
Mortgage-backed securities: Commercial agency
Schedule of Available-for-sale Securities
Number of securities | Security	72	28
Amortized cost basis	$ 498,321	$ 169,905
Unrealized loss	$ 14,756	$ 5,435
Obligations of state and political subdivisions
Schedule of Available-for-sale Securities
Number of securities | Security	60	28
Amortized cost basis	$ 185,175	$ 72,820
Unrealized loss	$ 3,208	$ 1,180
U.S. Government-sponsored enterprise obligations
Schedule of Available-for-sale Securities
Number of securities | Security	0	1
Amortized cost basis	$ 0	$ 10,000
Unrealized loss	$ 0	$ 152
Other securities
Schedule of Available-for-sale Securities
Number of securities | Security	7	0
Amortized cost basis	$ 33,270	$ 0
Unrealized loss	$ 693	$ 0